General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of General and Administrative Expenses

	Year ended December 31,
	2025	2024
Accounting and legal	$1,852	$1,922
Amortization and depreciation	1,544	1,677
Office and administration	9,788	10,052
Salaries and consulting fees	28,270	28,683
Incentive payments	5,059	4,330
Other	2,938	2,934
	$49,451	$49,598